Advances to Suppliers (Tables)	6 Months Ended
Mar. 31, 2026
Advances to Suppliers [Abstract]
Schedule of Advances to Suppliers

As of September 30, 2025 and March 31, 2026, advances to suppliers consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Prepayment for purchase of battery packs and solar cells	$9,138,389	$17,443,180
Others	144,364	212,982
Advances to supplier	$9,282,753	$17,656,162